Long-term Investment	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Long-term Investment

Note 9 — Long-term Investment

In May 2021, the Group formed Lion Group (Hangzhou) Investment Limited and invested RMB 10,000,000 ($1,550,000) to purchase 25% of the equity interest in Hangzhou Qianlan Enterprise Management Partnership (Limited Partnership) (“Qianlan”). Qianlan, a limited partner of Hangzhou Tunlan Hongyi Investment Partnership (Limited Partnership) (“Tunlan Hongyi”), holds 62% of equity interest in Tunlan Hongyi (a private equity fund with total investment of RMB 64,500,000 which invested in Shenzhen Yuhe Chuangzhi Technology Limited Company).

FASB ASC 820-10-35-59, Fair Value Measurements and Disclosures, indicates that investments in certain funds that do not have a readily determinable fair value qualify for the use of the net asset value (NAV) practical expedient. The Group classified the investment to long term investment and elects to use the NAV practical expedient. As of December 31, 2021, no unrealized gain or loss is recognized.